Deferred income	12 Months Ended
Dec. 31, 2019
Deferred income
Deferred income

24. Deferred income

The table below illustrates the deferred income captions in the balance sheet as at December 31, 2019 and 2018.

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Deferred income related to contracts
Gilead collaboration agreement for filgotinib	€780,261	€145,798	€213,981
Gilead collaboration agreement for drug discovery platform (1)	2,220,013
AbbVie collaboration for CF		3,223
Servier collaboration agreement for osteoarthritis			5,362
Deferred income related to contracts in our fee-for-service segment	362	471	248
Other deferred income (grants)	10	309	301
Total deferred income ( long term & current)	€3,000,646	€149,801	€219,892

(1) This amount comprises an issuance liability for subsequent warrant B of €16,184 thousand.

The movement in the non-current and current deferred income is detailed in the table below.

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for GLPG1690	Gilead collaboration agreement for drug discovery platform (2)	AbbVie collaboration agreement for CF	Servier collaboration agreement for osteoarthritis	Deferred income related to contracts in our fee-for-service segment	Other
	(Euro, in thousands)

On Januari 1, 2017	€285,612	€285,313					€47	€252

Upfront/license fees received	6,000					€6,000

Revenue recognition of upfront/license fees	(71,971)	(71,333)				(638)

Other movements	250						202	48

On December 31, 2017	219,892	213,981	€—	€—	€—	5,362	248	300

Reclassified from equity following adoption of IFRS 15	83,220	43,832			44,749	(5,362)

Upfront received	38,874				38,874
Milestones received	20,965	12,417			8,548

Revenue recognition of upfront	(148,985)	(96,809)			(52,176)
Revenue recognition of milestones	(64,394)	(27,623)			(36,771)

Other movements	229						222	7

On December 31, 2018	149,801	145,798	—	—	3,224	—	471	308

Upfront received and impact of initial valuation of share subscription	3,655,416	641,663	666,967	2,346,787
Milestones received	49,727	27,317			22,410
Significant financing component	6,900	6,900

Revenue recognition of upfront	(1,009,663)	(260,207)	(666,967)	(80,918)	(1,570)
Revenue recognition of milestones	(51,156)	(27,092)			(24,064)
Catch-up effect on closing date (1)	245,883	245,883

Other movements	(46,262)			(45,856)			(109)	(297)

On December 31, 2019	€3,000,646	€780,261	€—	€2,220,013	€—	€—	€362	€10
(1)

Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

(2)

The upfront received and the outstanding balance at December 31, 2019 comprise the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform. Other movements include the derecognition of warrant issuance liabilities through the share premium account.

The outstanding deferred income balance at December 31, 2019 included €780.3 million related to the collaboration agreement with Gilead for filgotinib (€594.7 million classified as long term deferred income), €2,220.0 million, including €16.2 million warrant issuance liability related to subsequent warrant B, related to the collaboration agreement with Gilead for the drug discovery platform (€1,991.6 million classified as long term deferred income) and €0.4 million related to our fee-for-service segment. We refer to note 6 for a detail of the allocation of the transaction price received from Gilead.

The adoption of IFRS 15 on January 1, 2018, resulted in a timing difference of revenue recognition between IAS 18 and IFRS 15 which negatively impacted the accumulated losses and increased the amount of deferred income (contract liabilities) by an amount of €83.2 million.

The outstanding deferred income balance at December 31, 2018 was all short term and included €145.8 million deferred income related to filgotinib,  €3.2 million deferred income related to the collaboration agreement with AbbVie for CF, €0.5 million related to our fee-for-service segment, and €0.3 million deferred grant income.